GS Mortgage-Backed Securities Trust 2020-PJ4 ABS-15G

Exhibit 99.2 - Schedule 4

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2020-PJ4
Start - End Dates:	03/2020 - 03/2020
Deal Loan Count:	26

Loan Level Tape Compare Upload

Loans in Report	26
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	XXXXXX	Months Reserves	53.00	52.64
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	29.00	28.46
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	86.00	84.14
XXXXXX	XXXXXX	Months Reserves	7.00	7.35
XXXXXX	XXXXXX	Months Reserves	8.00	10.09
XXXXXX	XXXXXX	Product Type	Jumbo 30yr Fixed	30 Yr Fixed
XXXXXX	XXXXXX	Months Reserves	59.00	38.82
XXXXXX	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
XXXXXX	XXXXXX	Months Reserves	10.00	9.64
XXXXXX	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	41.9640	33.3869
XXXXXX	XXXXXX	Months Reserves	17.00	16.80
XXXXXX	XXXXXX	Months Reserves	13.00	20.14
XXXXXX	XXXXXX	Representative Credit Score for Grading	784	794
XXXXXX	XXXXXX	Months Reserves	18.00	18.11
XXXXXX	XXXXXX	Months Reserves	11.00	14.17
XXXXXX	XXXXXX	Borrower 1 First Name	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	22.00	16.13
XXXXXX	XXXXXX	Months Reserves	16.00	16.12
XXXXXX	XXXXXX	Months Reserves	39.00	38.67
XXXXXX	XXXXXX	Product Type	Jumbo 30yr Fixed	30 Yr Fixed
XXXXXX	XXXXXX	Property Street Address	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	12.00	11.90
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	6.00	41.48
XXXXXX	XXXXXX	Months Reserves	50.00	47.50
XXXXXX	XXXXXX	Months Reserves	8.00	7.67
XXXXXX	XXXXXX	Product Type	Jumbo 30yr Fixed	30 Yr Fixed
XXXXXX	XXXXXX	Months Reserves	37.00	40.72
XXXXXX	XXXXXX	HOA Monthly Premium	50.00	4.17
XXXXXX	XXXXXX	Months Reserves	7.00	6.74
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	44.00	44.58
XXXXXX	XXXXXX	Origination Channel	Broker	Correspondent Flow without delegated underwriting
XXXXXX	XXXXXX	Origination Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	20.00	20.43
XXXXXX	XXXXXX	Origination Channel	Broker	Retail
XXXXXX	XXXXXX	Property Zip	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	14.00	14.18
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	36.00	41.99
XXXXXX	XXXXXX	Origination Channel	Broker	Retail
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	7.00	6.61
XXXXXX	XXXXXX	Months Reserves	26.00	25.58

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